RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2014
Receivables and Prepaid Expenses [Abstract]
Receivables and Prepaid Expenses [Text Block]
NOTE 3:-	RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2014	2013

Government authorities	$117	$46
Prepaid expenses	311	69

	$428	$115